Cover	Oct. 01, 2024
Document Information Line Items
Entity Registrant Name	LEXARIA BIOSCIENCE CORP.
Entity Central Index Key	0001348362
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 01, 2024
Entity File Number	000-52138
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-2000871
Entity Address Address Line 1	100 – 740 McCurdy Road
Entity Address City Or Town	Kelowna
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V1X 2P7
City Area Code	250
Local Phone Number	765-6424
Entity Address Country	CA
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information Line Items
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LEXX
Security Exchange Name	NASDAQ
Warrants Member
Document Information Line Items
Security 12b Title	Warrants to Purchase Common Stock
Trading Symbol	LEXXW
Security Exchange Name	NASDAQ